Accounts Receivable, detail (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Receivables
Trade receivables	$ 7,555	$ 5,247
Other Receivables	31,800	31,800
Total	$ 39,355	$ 37,047